Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns - Advisor Shares [Member] - AVR	12 Months Ended	60 Months Ended	71 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	2.52%	2.47%
Performance Inception Date			Jan. 18, 2019